CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares Number	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2015			$ 290,467,418	$ 30,435,625	$ 20,523,325	$ (361,351,373)	$ 69,078
Balance at Dec. 31, 2015		76,447,147
Net loss						(21,545,692)
Other comprehensive income							374,095
Stock option compensation					14,907
Fair value of options exercised			3,184,507		(3,184,507)
Common shares issued for:
Private placement, net of costs			34,108,113
Private placement, net of costs (in shares)		8,562,500
Option exercises			4,175,875
Option exercises (in shares)		2,286,500
Note conversions (Note 11)			10,254,732	(4,711,725)
Note conversions (Note 11) (in shares)		2,414,457
Balance at Dec. 31, 2016			342,190,645	25,723,900	17,353,725	(382,897,065)	443,173
Balance at Dec. 31, 2016		89,710,604
Balance at Dec. 31, 2016	$ 2,814,378
Common shares issued for:
Option exercises (Note 10)			397,375
Option exercises (Note 10) (in shares)		137,500
Balance at Jun. 30, 2017			342,755,128	$ 25,723,900	21,848,395	(335,360,477)	328,083
Balance at Jun. 30, 2017		89,848,104
Common shares issued for:
Net income						$ 47,536,588
Other comprehensive loss							$ (115,090)
Stock option compensation (Note10)					4,661,778
Fair value of options exercised			$ 167,108		$ (167,108)